Federated
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Federated Investors 50 Years of Growth & Innovation

Liberty U.S. Government Money Market Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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May 2, 2005 (Revised May 20, 2005)

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CLASS C SHARES
CLASS F SHARES

A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing primarily in a portfolio of short-term U.S. Treasury and government agency securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 6

What are the Specific Risks of Investing in the Fund? 7

What Do Shares Cost? 8

How is the Fund Sold? 10

How to Purchase Shares 11

How to Redeem and Exchange Shares 11

Account and Share Information 15

Who Manages the Fund? 17

Legal Proceedings 17

Financial Information 18

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans, or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The total returns shown here are for Class A Shares which is another class of shares offered by Liberty U.S. Government Money Trust. Class A Shares are not offered in this prospectus for the Fund's Class C Shares and Class F Shares. The total returns for Class A Shares are disclosed here because Class C Shares and Class F Shares have only been offered since May 2, 2005. These total returns would be substantially similar to the annual returns for Class C Shares and Class F Shares over the same period and would differ only to the extent that the classes do not have the same expenses. It is anticipated that expenses of Class C Shares will exceed those of Class A Shares and Class F Shares will equal those of Class A Shares.

Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The Fund's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

The Fund's Class A Shares total return for the three-month period from January 1, 2005 to March 31, 2005 was 0.38%.

Within the periods shown in the bar chart, the Fund's Class A Shares highest quarterly return was 1.44% (quarter ended December 30, 2000). Its lowest quarterly return was 0.04% (quarter ended June 30, 2004).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares and Class B Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

Calendar Period	Class A	Class B 1
1 Year	0.48%	(5.46)%
5 Years	2.10%	1.04%
10 Years	3.32%	2.53%

The Fund's Class A Shares and Class B Shares 7-Day Net Yield as of December 31, 2004 were 1.31% and 0.41%. You may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

1 Class B Shares' Average Annual Total Return for the one-year and five year periods reflect deductions of the contingent deferred sales charges of 5.50% and 2.00%, respectively. For information concerning contingent deferred sales charges on Class C and Class F Shares see "Sales Charge When You Redeem."

What are the Fund's Fees and Expenses?

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class C Shares and Class F Shares of the Fund.

Shareholder Fees	Class C	Class F
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.50%	0.50%
Distribution (12b-1) Fee	0.75%	None
Shareholder Services Fee	0.25%	0.25% [3]
Other Expenses	0.44%	0.44%
Total Annual Fund Operating Expenses	1.94%	1.19%

1 The percentages shown are annualized based on expenses anticipated for the entire fiscal year ending July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser, distributor, and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending July 31, 2005.
Total Waivers of Fund Expenses	0.12%	0.27%
Total Expected Annualized Fund Operating Expenses (after waivers)	1.82%	0.92%
2 The maximum management fee is 0.500% of the first $500 million in average daily net assets, 0.475% of the second $500 million in average daily net assets, 0.450% of the third $500 million in average daily net assets, 0.425% of the fourth $500 million and 0.400% of average daily net assets in excess of $2 billion. The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate or adjust this voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.38% for the fiscal year ending July 31, 2005.
3 The shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. The shareholder services provider can terminate or adjust this voluntary waiver at any time. The shareholder services fee paid by the Fund's Class F Shares (after the anticipated voluntary waiver) is expected to be 0.10%, for the fiscal year ending July 31, 2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class C Shares and Class F Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class C Shares and Class F Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class C Shares and Class F Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class C:
Expenses assuming redemption	$395	$703	$1,137	$2,342
Expenses assuming no redemption	$295	$703	$1,137	$2,342
Class F:
Expenses assuming redemption	$320	$574	$ 748	$1,529
Expenses assuming no redemption	$220	$474	$ 748	$1,529

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

The Fund's investment adviser (Adviser), targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks t o enhance the returns from favorable interest rate changes and to reduce the effect of unfavorable changes. The Adviser selects securities used to lengthen or shorten the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

Because the Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

Fixed-income securities pay interest, dividends, or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed-income securities in which the Fund may invest:

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans, or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as demand for particular fixed-income securities, may cause the prices of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

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The Fund's Class C Shares and Class F Shares are not available by direct purchase. They may be acquired exclusively through an exchange from the same share class of another Federated fund. You can exchange Shares into or out of the Fund or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

Shares Offered	Minimum Initial/Subsequent Investment Amounts [1]	Maximum Sales Charges
		Front-End Sales Charge	Contingent Deferred Sales Charge [2]
Class C	$1,500/$100	None	1.00%
Class F	$1,500/$100	None	1.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIPs) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $100,000 or more of Class B Shares or $1 million or more of Class C Shares will be invested in Class A Shares instead of Class B Shares or Class C Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

2 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest. (To determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund.)

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

Class C Shares:
You will pay a 1% CDSC if you redeem Shares within 12 months of the purchase date.
Class F Shares:
Purchase Amount	Shares Held	CDSC
Up to $2 million	4 years or less	1.00%
$2 - but less than $5 million	2 years or less	0.50%
$5 million or more	1 year or less	0.25%

If your investment qualifies for a reduction or elimination of the CDSC, you or your investment professional must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

Contingent upon notification to the Transfer Agent, you will not be charged a CDSC when redeeming Shares:

  following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986. (The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account.);
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;
  purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;
  purchased by Trustees and employees of the Fund, the Adviser, the Distributor and their affiliates, by employees of an investment professional that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension, or profit-sharing plans for the above persons;
  purchased through an investment professional that did not receive an advance commission on the purchase;
  purchased with reinvested dividends or capital gains;
  redeemed by the Fund when it closes an account for not meeting the minimum balance requirements;
  purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period. (The holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange.); and

Class F Shares only

  representing a total or partial distribution from a qualified plan, which does not include account transfers, rollovers, or redemptions for the purpose of reinvestment. For these purposes, qualified plan does not include an Individual Retirement Account, Keogh Plan, or custodial account following retirement.

How is the Fund Sold?

The Fund offers four Share classes: Class A Shares, Class B Shares, Class C Shares, and Class F Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class C Shares and Class F Shares. All Share classes have different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution, administration, and customer servicing of the Fund's Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

SERVICE FEES

The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

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The Fund's Class C Shares and Class F Shares are not available by direct purchase. They may be acquired exclusively through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Fund Shares and both accounts must have identical registrations. For information on how to purchase Class C or Class F Shares of the Fund by exchanging shares of the same class of another Federated fund, please see the "How to Redeem and Exchange Shares" section of the other Federated fund's prospectus.

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How to Redeem and Exchange Shares

You should redeem or exchange Shares:

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  through an investment professional if you acquired your Fund Shares through an exchange of shares purchased through an investment professional; or
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  directly from the Fund if you acquired your Fund Shares through an exchange of shares purchased directly from another Federated fund.
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THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

If you call the Fund by 3:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

If you call the Fund after 3:00 p.m. (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number, and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number, and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information - Frequent Trading Policies."

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends, and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to discourage frequent or short-term trading of the Fund's Shares. However, the Fund may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing shares of other Federated funds if the Fund's management or Adviser determines from the amount, frequency, or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders.

PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include percentage breakdowns of the portfolio by credit quality tier, effective maturity range, and type of security.

To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

Who Manages the Fund?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,385 employees. Federated provides investment products to more than 5,700 investment professionals and institutions.

ADVISORY FEES

The Adviser receives an annual investment advisory fee based on the Fund's average daily net assets as shown in the chart below. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Average Daily Net Assets	Fee as a Percentage of Average Daily Net Assets
First $500 million	0.500%
Second $500 million	0.475%
Third $500 million	0.450%
Fourth $500 million	0.425%
Over $2 billion	0.400%

Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds (Funds) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at FederatedInvestors.com , and any future press releases on this subject will also be posted there.

Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Fund's fiscal year end is July 31. As this is the Class' first fiscal year, financial information is not yet available.

A Statement of Additional Information (SAI) dated May 2, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-5950

Federated
World-Class Investment Manager

Liberty U.S. Government Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919817
Cusip 608919791

32423 (5/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

 LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
A Portfolio of Money Market Obligations Trust

STATEMENT OF ADDITIONAL INFORMATION

SEPTEMBER 30, 2004 (REVISED MAY 2, 2005 AND REVISED MAY 20, 2005)

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for  Liberty U.S. Government Money Market Trust
(Fund), dated September 30, 2004 (Class A Shares and Class B Shares) and May 2, 2005
(Class C Shares and Class F Shares).

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

                                            CONTENTS

                              How is the Fund Organized?.............................1
                              --------------------------
                              Securities in Which the Fund Invests...................1
                              ------------------------------------
                              What Do Shares Cost?...................................5
                              --------------------
                              How is the Fund Sold?...................................
                              --------------------------------------------------------
                                            6
                              Subaccounting Services.................................8
                              ----------------------
                              Redemption in Kind......................................
                              ------------------
                                            8
                              Massachusetts Partnership Law..........................8
                              -----------------------------
                              Account and Share Information..........................9
                              -----------------------------
                              Tax Information.........................................
                              ---------------
                                            9
                              Who Manages and Provides Services to the Fund?.........9
                              ----------------------------------------------
                              How Does the Fund Measure Performance?................19
                              --------------------------------------
                              Who is Federated Investors, Inc.?.....................21
                              ---------------------------------
                              Financial Information...................................
                              ---------------------
                                            22
                              Addresses     ........................................23
                              --------------
                              Appendix      ........................................24
                              --------------

1

HOW IS THE FUND ORGANIZED?

The Fund is a  diversified  portfolio of Money Market  Obligations
Trust  (Trust).  The Trust is an open-end,  management  investment company that was  established  under the laws of the  Commonwealth of Massachusetts on October 3,  1988. The Trust may offer separate series of shares representing  interests in separate portfolios of securities.  The Fund,  which was established on August 30,  1979, was reorganized as a portfolio of the Trust on July 30, 1999.
The Board of  Trustees  (the  Board)  has  established  four  classes of shares of the Fund,  known as Class A  Shares,  Class B Shares,  Class C
Shares and Class F Shares  (Shares).  This SAI  relates  all  classes of
Shares.   The  Fund's   investment   adviser  is  Federated   Investment
Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED-INCOME SECURITIES
Fixed-income  securities pay interest,  dividends or  distributions at a specified  rate. The rate may be a fixed  percentage of the principal or adjusted  periodically.  In  addition,  the  issuer  of  a  fixed-income security  must  repay the  principal  amount of the  security,  normally within a specified time.  Fixed-income  securities  provide more regular income  than equity  securities.  However,  the returns on  fixed-income securities  are limited and normally do not  increase  with the issuer's
earnings.   This  limits  the  potential  appreciation  of  fixed-income securities as compared to equity securities.
  A security's  yield measures the annual income earned on a security as a percentage of its price. A security's  yield will increase or decrease depending  upon  whether it costs less (a  discount) or more (a premium)
than the principal  amount. If the issuer may redeem the security before its  scheduled  maturity,  the price and yield on a discount  or premium security may change based upon the  probability of an early  redemption.
Securities with higher risks generally have higher yields.
  The following describes the types of fixed-income  securities in which the Fund may invest:

U.S. Treasury Securities
U.S. Treasury   securities   are  direct   obligations  of  the  federal
government of the United States.  U.S. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency  securities are issued or guaranteed by a federal agency or other government  sponsored entity (GSE) acting under federal authority.  Some
GSE  securities are supported by the full faith and credit of the United
States.  These include the  Government  National  Mortgage  Association,
Small Business  Administration,  Farm Credit System Financial Assistance
Corporation,  Farmer's  Home  Administration,  Federal  Financing  Bank,
General  Services  Administration,   Department  of  Housing  and  Urban
Development,    Export-Import    Bank,   Overseas   Private   Investment
Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities  receive support through federal  subsidies,  loans or other  benefits.  For example,  the U.S.  Treasury is  authorized  to purchase  specified  amounts of securities  issued by (or otherwise make funds  available  to) the Federal  Home Loan Bank  System,  Federal Home
Loan  Mortgage  Corporation,   Federal  National  Mortgage  Association,
Student Loan Marketing  Association,  and Tennessee  Valley Authority in
support of such obligations.

A few  GSE  securities  have  no  explicit  financial  support,  but are regarded  as having  implied  support  because  the  federal  government sponsors  their  activities.  These  include  the  Farm  Credit  System,
Financing Corporation, and Resolution Funding Corporation.

Investors  regard agency  securities as having low credit risks, but not as low as Treasury securities.
The Fund treats  mortgage-backed  securities  guaranteed  by a GSE as if issued or guaranteed by a federal agency.

Although such a guarantee  protects  against  credit risks,  it does not reduce market and prepayment risks.

Zero Coupon Securities
Zero coupon  securities  do not pay  interest or  principal  until final maturity  unlike  debt  securities  that  provide  periodic  payments of interest (referred to as a "coupon payment").  Investors buy zero coupon securities  at a  price  below  the  amount  payable  at  maturity.  The difference  between the  purchase  price and the amount paid at maturity represents  interest on the zero coupon  security.  Investors  must wait until maturity to receive  interest and principal,  which  increases the interest rate and credit risks of a zero coupon security.

Callable Securities
Certain  fixed-income  securities in which the Fund invests are callable at the option of the  issuer.  Callable  securities  are subject to call risks.

Mortgage Backed Securities
Mortgage backed  securities  represent  interests in pools of mortgages.
The  mortgages  that  comprise a pool  normally  have  similar  interest
rates,   maturities  and  other  terms.  Mortgages  may  have  fixed  or adjustable  interest  rates.  Interests  in  pools  of  adjustable  rate mortgages are known as ARMs.
  Mortgage  backed  securities  come in a variety  of  forms.  Many have extremely  complicated  terms.  The  simplest  form of  mortgage  backed securities  are  pass-through  certificates.  An issuer of  pass-through certificates  gathers  monthly  payments  from  an  underlying  pool  of mortgages.  Then,  the issuer  deducts its fees and  expenses and passes the balance of the payments onto the  certificate  holders once a month.
Holders  of  pass-through  certificates  receive a pro rata share of all payments and  prepayments  from the underlying  mortgages.  As a result, the holders assume all the prepayment risks of the underlying mortgages.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund  may  invest  its  assets  in  securities  of other  investment companies,  including the  securities of affiliated  money market funds, as an  efficient  means of  carrying  out its  investment  policies  and managing its  uninvested  cash.  These other  investment  companies  are managed  independently  of  the  Fund  and  incur  additional  expenses.
Therefore,  any such  investment by the Fund may be subject to duplicate
expenses.   However,   the  Adviser   believes  that  the  benefits  and
efficiencies of this approach should outweigh the additional expenses.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements
The  Securities and Exchange  Commission  (SEC) has granted an exemption that  permits the Fund and all other funds  advised by  subsidiaries  of
Federated  Investors,  Inc.  (Federated  funds) to lend and borrow money for certain  temporary  purposes  directly  to and from other  Federated funds.  Participation  in this  inter-fund  lending program is voluntary for both borrowing and lending  Federated  funds, and an inter-fund loan
is  only  made  if  it  benefits  each  participating   Federated  fund.
Federated Investors,  Inc. (Federated) administers the program according to procedures  approved by the Fund's Board,  and the Board monitors the operation of the program.  Any inter-fund  loan must comply with certain conditions  set out in the  exemption,  which  are  designed  to  assure fairness and protect all participating Federated funds.

For  example,   inter-fund   lending  is  permitted  only  (a)  to  meet
shareholder  redemption  requests,  and (b) to meet commitments  arising from  "failed"  trades.  All  inter-fund  loans  must be repaid in seven days  or  less.  The  Fund's  participation  in  this  program  must  be consistent with its investment  policies and limitations,  and must meet certain  percentage  tests.  Inter-fund  loans may be made only when the rate of  interest  to be  charged  is  more  attractive  to the  lending
Federated  fund than  market-competitive  rates on overnight  repurchase agreements  (Repo Rate) and more  attractive to the borrowing  Federated fund than the rate of interest that would be charged by an  unaffiliated bank for short-term  borrowings  (Bank Loan Rate),  as determined by the
Board.  The interest rate imposed on inter-fund  loans is the average of the Repo Rate and the Bank Loan Rate.

Repurchase Agreements
Repurchase  agreements  are  transactions  in  which  the  Fund  buys  a security  from a dealer or bank and agrees to sell the security  back at a mutually  agreed-upon time and price. The repurchase price exceeds the sale  price,  reflecting  the  Fund's  return on the  transaction.  This return is  unrelated to the interest  rate on the  underlying  security.
The Fund will  enter  into  repurchase  agreements  only with  banks and other recognized  financial  institutions,  such as securities  dealers, deemed creditworthy by the Adviser.
  The Fund's  custodian  or  subcustodian  will take  possession  of the
securities   subject   to   repurchase   agreements.   The   Adviser  or
subcustodian will monitor the value of the underlying  security each day to ensure that the value of the  security  always  equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse  repurchase  agreements are  repurchase  agreements in which the
Fund is the  seller  (rather  than  the  buyer)  of the  securities, and agrees to repurchase  them at an  agreed-upon  time and price. A reverse repurchase  agreement  may be viewed as a type of borrowing by the Fund.
Reverse repurchase  agreements are subject to credit risks. In addition, reverse  repurchase  agreements  create  leverage risks because the Fund must  repurchase the underlying  security at a higher price,  regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions,  including when-issued transactions,  are arrangements  in which the Fund buys  securities  for a set price,  with payment and  delivery of the  securities  scheduled  for a future  time.
During the period between  purchase and  settlement,  no payment is made by the Fund to the issuer and no interest  accrues to the Fund. The Fund records  the  transaction  when  it  agrees  to buy the  securities  and reflects their value in determining the price of its shares.  Settlement dates may be a month or more after entering into these  transactions  so that the  market  values  of the  securities  bought  may vary  from the
purchase  prices.   Therefore,   delayed  delivery  transactions  create
interest rate risks for the Fund.  Delayed  delivery  transactions  also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend  portfolio  securities  to borrowers  that the Adviser deems  creditworthy.  In  return,  the  Fund  receives  cash  or  liquid securities  from the borrower as  collateral.  The borrower must furnish additional  collateral  if the  market  value of the  loaned  securities increases.  Also,  the borrower must pay the Fund the  equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash  collateral in securities  that qualify as an  acceptable  investment  for the  Fund.  However,  the Fund  must pay interest to the borrower for the use of cash collateral.
  Loans are  subject  to  termination  at the  option of the Fund or the borrower.  The Fund will not have the right to vote on securities  while they are on loan,  but it will terminate a loan in  anticipation  of any important  vote. The Fund may pay  administrative  and custodial fees in connection with a loan and may pay a negotiated  portion of the interest earned on the cash  collateral to a securities  lending agent or broker.
Securities  lending  activities  are subject to interest  rate risks and credit risks.

Asset Coverage
In  order  to  secure  its   obligations  in  connection   with  special
transactions,  the Fund will  either  own the  underlying  assets or set aside readily marketable  securities with a value that equals or exceeds the Fund's  obligations.  Unless the Fund has other  readily  marketable assets  to set  aside,  it  cannot  trade  assets  used to  secure  such obligations without terminating the special transaction.  This may cause the Fund to miss favorable  trading  opportunities  or to realize losses on special transactions.

INVESTMENT RISKS
There are many factors which may affect an  investment in the Fund.  The
Fund's principal risks are described in its prospectus.  Additional risk factors are outlined below.

Credit Risks
Credit  risk  is the  possibility  that  an  issuer  will  default  on a security by failing to pay interest or principal  when due. If an issuer defaults, the Fund will lose money.

Leverage Risks
Leverage risk is created when an investment  exposes the Fund to a level of risk that exceeds the amount  invested.  Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Call Risks
If a fixed-income  security is called, the Fund may have to reinvest the proceeds in other  fixed-income  securities  with lower interest  rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
Unlike traditional  fixed-income  securities,  which pay a fixed rate of interest  until  maturity  (when  the  entire  principal  amount is due)
payments on mortgage  backed  securities  include  both  interest  and a partial  payment  of  principal.  Partial  payment of  principal  may be comprised  of  scheduled  principal  payments  as  well  as  unscheduled payments from the voluntary prepayment,  refinancing,  or foreclosure of the underlying loans. These unscheduled  prepayments of principal create
risks  that  can  adversely   affect  a  fund  holding  mortgage  backed
securities.
  For  example,  when  interest  rates  decline,  the values of mortgage backed securities generally rise. However,  when interest rates decline, unscheduled  prepayments  can be  expected to  accelerate,  and the Fund would be required to reinvest  the  proceeds of the  prepayments  at the lower interest rates then available.  Unscheduled prepayments would also
limit  the  potential  for  capital   appreciation  on  mortgage  backed
securities.
  Conversely,  when interest rates rise,  the values of mortgage  backed securities  generally fall. Since rising interest rates typically result in  decreased  prepayments,  this could  lengthen  the average  lives of mortgage backed  securities,  and cause their value to decline more than traditional fixed-income securities.

FUNDAMENTAL INVESTMENT OBJECTIVE
The Fund's  fundamental  investment  objective is stability of principal
and  current  income   consistent  with  stability  of  principal.   The
investment  objective  may not be changed by the  Fund's  Board  without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With  respect  to  securities  comprising  75% of the value of its total assets,  the Fund will not purchase  securities of any one issuer (other
than  cash;  cash  items;   securities   issued  or  guaranteed  by  the
government  of the United  States or its  agencies or  instrumentalities
and  repurchase   agreements   collateralized  by  such  U.S. government
securities;  and  securities  of other  investment  companies)  if, as a result,  more than 5% of the value of its total assets would be invested in  securities  of that  issuer,  or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration
The  Fund  will  not  make   investments   that   will   result  in  the
concentration of its investments in the securities of issuers  primarily
engaged  in  the  same  industry.   Government   securities,   municipal
securities   and  bank   instruments   are  not  deemed  to   constitute
an industry.

Borrowing Money and Issuing Senior Securities
The Fund may borrow  money,  directly or  indirectly,  and issue  senior securities to the maximum extent permitted under the Investment  Company
Act of 1940, as amended (1940 Act).

Lending
The Fund may not make loans,  provided  that this  restriction  does not prevent  the  Fund  from  purchasing  debt  obligations,  entering  into
repurchase   agreements,   lending  its  assets  to   broker/dealers  or
institutional  investors and investing in loans,  including  assignments and participation interests.

Investing in Real Estate
The Fund may not  purchase  or sell  real  estate,  provided  that  this restriction  does not prevent the Fund from  investing in issuers  which invest,  deal,  or otherwise  engage in  transactions  in real estate or interests  therein.  The Fund may exercise  its rights under  agreements relating to such  securities,  including  the right to enforce  security
interests   and  to  hold  real  estate   acquired  by  reason  of  such
enforcement  until  that real  estate  can be  liquidated  in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell  physical  commodities,  provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting Securities
The Fund may not  underwrite  the  securities of other  issuers,  except that the Fund may  engage in  transactions  involving  the  acquisition, disposition or resale of its portfolio  securities,  under circumstances where it may be considered  to be an  underwriter  under the  Securities
Act of 1933.
The above  limitations  cannot be changed unless authorized by the Board and by the "vote of a majority of its  outstanding  voting  securities,"
as defined by the 1940 Act. The following  limitations,  however, may be changed by the Board without shareholder approval.  Shareholders will be notified  before  any  material  change  in  these  limitations  becomes effective.

Illiquid Securities
The Fund will not  purchase  securities  for which  there is no  readily available market,  or enter into repurchase  agreements or purchase time deposits  that  the  fund  cannot  dispose  of  within  seven  days,  if immediately  after and as a result,  the value of such securities  would exceed, in the aggregate, 10% of the Fund's net assets.

Purchases on Margin
The Fund will not purchase securities on margin,  provided that the Fund may obtain  short-term  credits necessary for the clearance of purchases and sales of securities.

Pledging Assets
The Fund will not mortgage,  pledge,  or hypothecate  any of its assets, provided  that this shall not apply to the  transfer  of  securities  in connection with any permissible borrowing or to collateral  arrangements in connection with permissible activities.
  For   purposes   of  the  above   limitations,   the  Fund   considers
certificates  of  deposit  and  demand  and time  deposits  issued  by a
U.S. branch of a domestic bank or savings  association  having  capital, surplus and undivided  profits in excess of  $100,000,000 at the time of investment to be "cash items."  Except with respect to borrowing  money, if a percentage  limitation is adhered to at the time of  investment,  a later  increase or decrease in percentage  resulting  from any change in the  value  or net  assets  will  not  result  in a  violation  of  such limitation.

REGULATORY COMPLIANCE
The Fund may follow  non-fundamental  operational policies that are more restrictive than its fundamental  investment  limitations,  as set forth in the prospectus and this SAI, in order to comply with  applicable laws and regulations,  including the provisions of and regulations  under the
1940  Act.  In  particular,  the  Fund  will  comply  with  the  various requirements  of Rule 2a-7 (the "Rule"),  which  regulates  money market mutual funds.  The Fund will  determine  the  effective  maturity of its
investments   according   to  the  Rule.   The  Fund  may  change  these
operational  policies  to reflect  changes  in the laws and  regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for  determining the value of portfolio  instruments is amortized cost.  Under this method,  portfolio
instruments  are  valued  at  the  acquisition   cost  as  adjusted  for
amortization  of premium or  accumulation  of  discount  rather  than at current  market value.  Accordingly,  neither the amount of daily income
nor  the  net  asset  value   (NAV)  is   affected  by  any   unrealized
appreciation or  depreciation of the portfolio.  In periods of declining interest  rates,  the  indicated  daily  yield  on  Shares  of the  Fund
computed  by  dividing  the  annualized   daily  income  on  the  Fund's
portfolio  by the NAV  computed  as above may tend to be  higher  than a similar  computation  made by using a method  of  valuation  based  upon market prices and estimates.  In periods of rising interest  rates,  the opposite may be true.

The  Fund's  use of the  amortized  cost  method  of  valuing  portfolio instruments  depends on its  compliance  with certain  conditions in the
Rule.  Under the Rule,  the Board must establish  procedures  reasonably designed to  stabilize  the NAV per Share,  as computed  for purposes of distribution  and  redemption,  at $1.00 per Share,  taking into account current  market  conditions  and the Fund's  investment  objective.  The procedures  include  monitoring the  relationship  between the amortized cost  value  per  Share  and the  NAV per  Share  based  upon  available indications  of market value.  The Board will decide what, if any, steps should be taken if there is a difference  of more than 0.5 of 1% between the two values.  The Board will take any steps it considers  appropriate
(such  as  redemption  in  kind  or  shortening  the  average  portfolio maturity)  to minimize any  material  dilution or other  unfair  results arising from differences between the two methods of determining NAV.

WHAT DO SHARES COST?

The NAV for each  class of Shares  may  differ  due to the  variance  in daily net income  realized by each class.  Such  variance  will  reflect only accrued net income to which the  shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE CONTINGENT  DEFERRED SALES CHARGE ON CLASS B
SHARES
These  reductions  or  eliminations   are  offered  because:   no  sales
commissions  have been advanced to the investment  professional  selling
Shares;  the  shareholder  has already paid a Contingent  Deferred Sales
Charge  (CDSC);  or  nominal  sales  efforts  are  associated  with  the original purchase of Shares.

Upon  notification  to the  Distributor or the Fund's transfer agent, no
CDSC will be imposed on redemptions:

o     following the death or post-purchase  disability, as defined in Section 72(m)(7)
  of  the  Internal   Revenue  Code  of  1986,  of  the  last  surviving
  shareholder;

o     representing  minimum  required  distributions  from  an  Individual  Retirement
  Account or other  retirement  plan to a  shareholder  who has attained the age of 70 1/2;

o     of  Shares  that  represent  a  reinvestment  within  120  days  of  a  previous redemption;

o     of Shares held by the  Trustees,  employees,  and sales  representatives  of the
  Fund, the Adviser, the Distributor and their affiliates;  employees of any  investment  professional  that sells Shares  according to a sales agreement with the  Distributor;  and the immediate  family members of the above persons;

o     of Shares originally  purchased  through a bank trust  department,  a registered
  investment   adviser  or  retirement   plans  where  the  third  party
  administrator   has  entered  into  certain   arrangements   with  the
  Distributor or its affiliates,  or any other investment  professional, to the extent  that no  payments  were  advanced  for  purchases  made through these entities;

o     which are involuntary  redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

o     which  are  qualifying   redemptions  of  Class  B  Shares  under  a  Systematic
  Withdrawal Program.

To keep the  sales  charge as low as  possible,  the Fund  redeems  your
Shares in this order:

o     Shares that are not subject to a CDSC; and

o     Shares held the longest (to  determine the number of years your Shares have been held,  include the time you held shares of other  Federated funds that have been exchanged for Shares of this Fund).

The  CDSC is then  calculated  using  the  share  price  at the  time of purchase or redemption, whichever is lower.

HOW IS THE FUND SOLD?

Under  the  Distributor's   Contract  with  the  Fund,  the  Distributor
(Federated   Securities   Corp.)   offers   Shares   on  a   continuous,
best-efforts basis.

ADVANCE COMMISSIONS
When  an  investment   professional's  customer  purchases  Shares,  the
investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)
                                               Advance Commission
                                               as a Percentage of
   Purchase Amount                             Public Offering Price
   First $1 million - $5 million                  0.75%
   Next $5 million - $20 million                  0.50%
   Over $20 million                               0.25%

--------------------------------------------------------------------------------------

Advance  commissions  are  calculated  on a year by year basis  based on
amounts  invested  during  that  year.  Accordingly,   with  respect  to
additional  purchase amounts,  the advance commission  breakpoint resets annually  to the  first  breakpoint  on  the  anniversary  of the  first purchase.

Class A Share  purchases  under  this  program  may be made by Letter of
Intent  or  by  combining  concurrent   purchases.   The  above  advance
commission   will  be  paid  only  on  those  purchases  that  were  not previously  subject  to a  front-end  sales  charge  or  dealer  advance commission.  Certain  retirement  accounts  may not be eligible for this program.

                                                 Advance Commission
                                                 as a Percentage of
Class B Shares                                   Public Offering
                                                 Price
All Purchase Amounts                             Up to 5.50%

--------------------------------------------------------------------------------------

Class C Shares  and  Class F  Shares  of the  Fund  are  available  only through  exchange from the same share class of another  Federated  fund.
While no advance  commissions are paid on an exchange into the Fund from another  Federated  fund, an advance  commission may have been paid when the shares of the other Federated fund were  purchased,  as described in the Statement of Additional Information for the other Federated fund.

RULE 12B-1 PLAN (CLASS B SHARES AND CLASS C SHARES)
As a compensation-type  plan, the Rule 12b-1 Plan is designed to pay the
Distributor  for activities  principally  intended to result in the sale of  Shares  such as  advertising  and  marketing  of  Shares  (including
printing  and   distributing   prospectuses   and  sales  literature  to
prospective  shareholders  and  financial  institutions)  and  providing incentives  to  investment  professionals  to sell  Shares.  The Plan is also designed to cover the cost of administrative  services performed in conjunction  with the sale of Shares,  including,  but not  limited  to, shareholder services,  recordkeeping  services and educational services, as well as the costs of  implementing  and operating the Plan.  The Rule
12b-1  Plan  allows  the   Distributor   to  contract  with   investment
professionals to perform  activities covered by the Plan. The Rule 12b-1
Plan is expected to benefit the Fund in a number of ways.  For  example, it is  anticipated  that the Plan will help the Fund  attract and retain assets,  thus providing cash for orderly portfolio  management and Share redemptions and possibly  helping to stabilize or reduce other operating expenses.

In  addition,  the Plan is integral to the multiple  class  structure of the Fund,  which  promotes  the sale of Shares by  providing  a range of
options  to  investors.   The  Fund's  service  providers  that  receive
asset-based fees also benefit from stable or increasing Fund assets.

The Fund may  compensate  the  Distributor  more or less than its actual marketing  expenses.  In no event will the Fund pay for any  expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares,  the maximum Rule 12b-1 Plan fee that can be
paid  in  any  one   year   may  not  be   sufficient   to   cover   the
marketing-related  expenses the Distributor has incurred.  Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from  arrangements  where the
Rule  12b-1  Plan fees  related  to Class B Shares  may be paid to third parties who have provided the funds to make advance commission  payments to investment professionals.

ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS
The  Distributor  may pay out of its own  resources  amounts  (including items of  material  value) to certain  financial  institutions.  In some cases,  such  payments may be made by, or funded from the  resources of, companies  affiliated  with the  Distributor  (including  the  Adviser).
While NASD regulations  limit the sales charges that you may bear, there are no limits with regard to the amounts  that the  Distributor  may pay out of  its  own  resources.  In  addition  to the  payments  which  are
generally  described  herein  and  in  the  prospectus,   the  financial
institution  also may receive  payments under the Rule 12b-1 Plan and/or
Service  Fees.  In  connection  with  these   payments,   the  financial
institution  may  elevate the  prominence  or profile of the Fund and/or other  Federated funds within the financial  institution's  organization by, for example,  placement on a list of preferred or recommended funds, and/or granting the Distributor  preferential or enhanced  opportunities to promote the funds in various ways within the financial  institution's organization.  You can ask your financial  institution  for  information about any payments it receives  from the  Distributor  or the  Federated funds and any services provided.

The following  examples  illustrate  the types of instances in which the
Distributor may make additional payments to financial institutions.

Supplemental Payments
The  Distributor  may make  supplemental  payments to certain  financial institutions  that are holders or dealers of record for  accounts in one or more of the  Federated  funds.  These  payments  may be based on such factors  as the  number or value of  Shares  the  financial  institution sells or may sell; the value of client assets invested;  or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The  Distributor may make payments to financial  institutions  that sell
Federated fund shares to help offset their costs  associated with client
account  maintenance  support,   statement  processing  and  transaction
processing.  The types of payments that the  Distributor  may make under this category  include  payment of ticket  charges on a per  transaction basis;  payment of networking  fees; and payment for ancillary  services such as  setting up funds on the  financial  institution's  mutual  fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial  institutions who
sell  Federated  fund  shares  through   retirement  plan  programs.   A
financial  institution  may perform  retirement  plan  program  services itself or may  arrange  with a third  party to perform  retirement  plan program services. In addition to participant  recordkeeping,  reporting, or transaction processing,  retirement plan program services may include
services   rendered  to  a  plan  in  connection  with   fund/investment
selection  and  monitoring;  employee  enrollment  and  education;  plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From  time  to  time,  the  Distributor,  at its  expense,  may  provide additional  compensation to financial  institutions that sell or arrange for  the  sale  of  Shares.  Such  compensation  may  include  financial assistance  to financial  institutions  that enable the  Distributor  to participate in or present at conferences or seminars,  sales or training programs for invited  employees,  client and  investor  events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense,  sales events,
conferences  and  programs  for  employees  or  associated   persons  of
financial  institutions  and may pay the travel and lodging  expenses of attendees.  The Distributor also may provide, at its expense,  meals and
entertainment    in    conjunction    with   meetings   with   financial
institutions.  Other  compensation  may be  offered  to the  extent  not
prohibited  by  applicable  laws,   regulations  or  the  rules  of  any
self-regulatory agency, such as the NASD.

SUBACCOUNTING SERVICES

Certain  investment  professionals  may wish to use the transfer agent's
subaccounting   system  to   minimize   their   internal   recordkeeping
requirements.  The transfer agent may charge a fee based on the level of
subaccounting  services  rendered.   Investment   professionals  holding
Shares in a fiduciary,  agency, custodial or similar capacity may charge or pass through  subaccounting  fees as part of or in addition to normal trust or  agency  account  fees.  They may also  charge  fees for  other
services  that  may  be  related  to  the  ownership  of  Shares.   This
information  should,  therefore,  be read  together  with any  agreement between the customer and the investment  professional about the services provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share  redemptions in cash, it reserves the right, as described  below, to pay the redemption  price in whole or in part by a distribution of the Fund's portfolio securities.

Because  the Fund has  elected to be  governed  by Rule 18f-1  under the
1940 Act,  the Fund is  obligated  to pay Share  redemptions  to any one shareholder  in cash only up to the lesser of  $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share  redemption  payment  greater than this amount will also be in cash unless the Fund's Board  determines that payment should be in kind.
In such a case,  the Fund will pay all or a portion of the  remainder of the  redemption in portfolio  securities,  valued in the same way as the
Fund determines its NAV. The portfolio  securities will be selected in a manner  that the Fund's  Board  deems  fair and  equitable  and,  to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind,  shareholders  receiving the portfolio  securities  and
selling  them  before  their   maturity  could  receive  less  than  the
redemption  value of the securities and could incur certain  transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances,  shareholders may be held personally liable as partners under  Massachusetts  law for  obligations of the Trust.  To protect  its  shareholders,  the Trust has filed  legal  documents  with
Massachusetts  that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely  event a shareholder is held  personally  liable for the
Trust's  obligations,  the Trust is required by the Declaration of Trust to use its  property  to  protect  or  compensate  the  shareholder.  On request,  the Trust  will  defend  any claim  made and pay any  judgment
against  a  shareholder   for  any  act  or  obligation  of  the  Trust.
Therefore,  financial  loss  resulting  from  liability as a shareholder will occur  only if the Trust  itself  cannot  meet its  obligations  to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each  Share of the  Fund  gives  the  shareholder  one  vote in  Trustee elections and other matters submitted to shareholders for vote.

All  Shares  of the Trust  have  equal  voting  rights,  except  that in matters  affecting only a particular Fund or class,  only Shares of that
Fund or class are entitled to vote.

Trustees  may be  removed by the Board or by  shareholders  at a special meeting.  A special meeting of shareholders  will be called by the Board upon the  written  request of  shareholders  who own at least 10% of the
Trust's outstanding Shares of all series entitled to vote.

As of April 19, 2005,  there were no  shareholders  who owned of record, beneficially,  or both, 5% or more of outstanding Class A Shares.  There were no Class C or Class F Shares outstanding.

As of April  19,  2005,  the  following  shareholders  owned of  record, beneficially,  or  both,  5% or more  of  outstanding  Class  B  Shares:
Citigroup  Global  Markets,  Inc.,  New York,  NY,  owned  approximately
3,244,667 (5.03%).

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet  requirements  of  Subchapter M of the Internal
Revenue Code (Code)  applicable to regulated  investment  companies.  If these  requirements  are  not  met,  it will  not  receive  special  tax treatment and will be subject to federal corporate income tax.

The Fund  will be  treated  as a single,  separate  entity  for  federal income tax purposes so that income  earned and capital  gains and losses realized by the Trust's  other  portfolios  will be separate  from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's  business  affairs and for  exercising  all the Trust's  powers  except those  reserved for the shareholders.  The following  tables give  information  about each Board member and the senior officers of the Fund.  Where required,  the tables separately list Board members who are  "interested  persons" of the Fund
(i.e.,  "Interested"  Board  members)  and  those  who  are  not  (i.e.,
"Independent"  Board members).  Unless  otherwise  noted, the address of each person listed is Federated  Investors  Tower,  1001 Liberty Avenue,
Pittsburgh,  PA.  As of  December  31,  2004,  the  Trust  comprised  44 portfolios,  and the Federated  Fund Complex  consisted of 44 investment companies  (comprising 133 portfolios).  Unless  otherwise  noted,  each
Officer is elected  annually.  Unless otherwise noted, each Board member oversees all  portfolios in the Federated Fund Complex and serves for an indefinite term.

As of April 19,  2005,  the Fund's  Board and  Officers as a group owned less than 1% of each class of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                 ---------------

                                                                                  --------------
----------------------

Name                                                                                  Total
Birth Date                                                          Aggregate      Compensation
Address                Principal Occupation(s) for Past Five      Compensation    From Trust and
Positions Held with    Years, Other Directorships Held and          From Fund       Federated
Trust                  Previous Position(s)                       (past fiscal     Fund Complex
Date Service Began                                                    year)           (past
                                                                                  calendar year)
                       Principal Occupations: Chairman and             $0               $0
John F. Donahue*       Director or Trustee of the Federated
Birth Date: July 28,   Fund Complex; Chairman and Director,
1924                   Federated Investors, Inc.
CHAIRMAN AND TRUSTEE
Began serving:         Previous Positions: Trustee, Federated
October 1988           Investment Management Company and
                       Chairman and Director, Federated
                       Investment Counseling.

                       Principal Occupations: Principal                $0               $0
J. Christopher         Executive Officer and President of the
Donahue*               Federated Fund Complex; Director or
Birth Date: April 11,  Trustee of some of the Funds in the
1949                   Federated Fund Complex; President, Chief
PRESIDENT AND TRUSTEE  Executive Officer and Director,
Began serving: April   Federated Investors, Inc.; Chairman and
1989                   Trustee, Federated Investment Management
                       Company; Trustee, Federated Investment
                       Counseling; Chairman and Director,
                       Federated Global Investment Management
                       Corp.; Chairman, Federated Equity
                       Management Company of Pennsylvania,
                       Passport Research, Ltd. and Passport
                       Research II, Ltd.; Trustee, Federated
                       Shareholder Services Company; Director,
                       Federated Services Company.

                       Previous Positions: President, Federated
                       Investment Counseling; President and
                       Chief Executive Officer, Federated
                       Investment Management Company, Federated
                       Global Investment Management Corp. and
                       Passport Research, Ltd.

                       Principal Occupations: Director or            $353.87         $148,500
Lawrence D. Ellis,     Trustee of the Federated Fund Complex;
M.D.*                  Professor of Medicine, University of
Birth Date: October    Pittsburgh; Medical Director, University
11, 1932               of Pittsburgh Medical Center Downtown;
3471 Fifth Avenue      Hematologist, Oncologist and Internist,
Suite 1111             University of Pittsburgh Medical Center.
Pittsburgh, PA
TRUSTEE                Other Directorships Held: Member,
Began serving:         National Board of Trustees, Leukemia
October 1988           Society of America.

                       Previous Positions: Trustee, University
                       of Pittsburgh; Director, University of
                       Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested"
because his son-in-law is employed by the Fund's principal underwriter, Federated
Securities Corp.
--------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                         ---------------------

------------------------                                                       -----------------

Name                                                                                 Total
Birth Date                                                     Aggregate         Compensation
Address                  Principal Occupation(s) for         Compensation       From Trust and
Positions Held with      Past Five Years, Other                From Fund        Federated Fund
Trust                    Directorships Held and Previous  (past fiscal year)        Complex
Date Service Began       Position(s)                                            (past calendar
                                                                                     year)
                         Principal Occupation: Director         $389.28            $163,350
Thomas G. Bigley         or Trustee of the Federated
Birth Date: February 3,  Fund Complex.
1934
15 Old Timber Trail      Other Directorships Held:
Pittsburgh, PA           Director, Member of Executive
TRUSTEE                  Committee, Children's Hospital
Began serving: November  of Pittsburgh; Director,
1994                     University of Pittsburgh.

                         Previous Position: Senior
                         Partner, Ernst &amp; Young LLP.

                         Principal Occupations: Director        $389.28            $163,350
John T. Conroy, Jr.      or Trustee of the Federated
Birth Date: June 23,     Fund Complex; Chairman of the
1937                     Board, Investment Properties
Investment Properties    Corporation; Partner or Trustee
Corporation              in private real estate ventures
3838 North Tamiami       in Southwest Florida.
Trail
Suite 402                Previous Positions: President,
Naples, FL               Investment Properties
TRUSTEE                  Corporation; Senior Vice
Began serving: August    President, John R. Wood and
1991                     Associates, Inc., Realtors;
                         President, Naples Property
                         Management, Inc. and Northgate
                         Village Development Corporation.

                         Principal Occupation: Director         $389.28            $163,350
Nicholas P. Constantakis or Trustee of the Federated
Birth Date: September    Fund Complex.
3, 1939
175 Woodshire Drive      Other Directorships Held:
Pittsburgh, PA           Director and Member of the
TRUSTEE                  Audit Committee, Michael Baker
Began serving: October   Corporation (engineering and
1999                     energy services worldwide).

                         Previous Position: Partner,
                         Anderson Worldwide SC.

                         Principal Occupation: Director         $353.87            $148,500
John F. Cunningham       or Trustee of the Federated
Birth Date: March 5,     Fund Complex.
1943
353 El Brillo Way        Other Directorships Held:
Palm Beach, FL           Chairman, President and Chief
TRUSTEE                  Executive Officer, Cunningham &amp;
Began serving: January   Co., Inc. (strategic business
1999                     consulting); Trustee Associate,
                         Boston College.

                         Previous Positions: Director,
                         Redgate Communications and EMC
                         Corporation (computer storage
                         systems); Chairman of the Board
                         and Chief Executive Officer,
                         Computer Consoles, Inc.;
                         President and Chief Operating
                         Officer, Wang Laboratories;
                         Director, First National Bank
                         of Boston; Director, Apollo
                         Computer, Inc.

                         Principal Occupation: Director         $353.87            $148,500
Peter E. Madden          or Trustee of the Federated
Birth Date: March 16,    Fund Complex.
1942
One Royal Palm Way       Other Directorships Held: Board
100 Royal Palm Way       of Overseers, Babson College.
Palm Beach, FL
TRUSTEE                  Previous Positions:
Began serving: August    Representative, Commonwealth of
1991                     Massachusetts General Court;
                         President, State Street Bank
                         and Trust Company and State
                         Street Corporation (retired);
                         Director, VISA USA and VISA
                         International; Chairman and
                         Director, Massachusetts Bankers
                         Association; Director,
                         Depository Trust Corporation;
                         Director, The Boston Stock
                         Exchange.

                         Principal Occupations: Director        $389.28            $163,350
Charles F. Mansfield,    or Trustee of the Federated
Jr.                      Fund Complex; Management
Birth Date: April 10,    Consultant; Executive Vice
1945                     President, DVC Group, Inc.
80 South Road            (marketing, communications and
Westhampton Beach, NY    technology) (prior to 9/1/00).
TRUSTEE
Began serving: January   Previous Positions: Chief
1999                     Executive Officer, PBTC
                         International Bank; Partner,
                         Arthur Young &amp; Company (now
                         Ernst &amp; Young LLP); Chief
                         Financial Officer of Retail
                         Banking Sector, Chase Manhattan
                         Bank; Senior Vice President,
                         HSBC Bank USA (formerly, Marine
                         Midland Bank); Vice President,
                         Citibank; Assistant Professor
                         of Banking and Finance, Frank
                         G. Zarb School of Business,
                         Hofstra University.

                         Principal Occupations: Director        $424.65            $178,200
John E. Murray, Jr.,     or Trustee of the Federated
J.D., S.J.D.             Fund Complex; Chancellor and
Birth Date: December     Law Professor, Duquesne
20, 1932                 University; Partner, Murray,
Chancellor, Duquesne     Hogue &amp; Lannis.
University
Pittsburgh, PA           Other Directorships Held:
TRUSTEE                  Director, Michael Baker Corp.
Began serving: February  (engineering, construction,
1995                     operations and technical
                         services).

                         Previous Positions: President,
                         Duquesne University; Dean and
                         Professor of Law, University of
                         Pittsburgh School of Law; Dean
                         and Professor of Law, Villanova
                         University School of Law.

                         Principal Occupations:                 $353.87            $148,500
Marjorie P. Smuts        Director or Trustee of the
Birth Date: June 21,     Federated Fund Complex; Public
1935                     Relations/Marketing
4905 Bayard Street       Consultant/Conference
Pittsburgh, PA           Coordinator.
TRUSTEE
Began serving: October   Previous Positions: National
1988                     Spokesperson, Aluminum Company
                         of America; television
                         producer; President, Marj
                         Palmer Assoc.; Owner, Scandia
                         Bord.

                         Principal Occupations:                 $353.87            $148,500
John S. Walsh            Director or Trustee of the
Birth Date: November     Federated Fund Complex;
28, 1957                 President and Director, Heat
2604 William Drive       Wagon, Inc. (manufacturer of
Valparaiso, IN           construction temporary
TRUSTEE                  heaters); President and
Began serving: January   Director, Manufacturers
1999                     Products, Inc. (distributor of
                         portable construction heaters);
                         President, Portable Heater
                         Parts, a division of
                         Manufacturers Products, Inc.

                         Previous Position: Vice
                         President, Walsh &amp; Kelly, Inc.

OFFICERS**
--------------------------------------------------------------------------------------

-----------------------------------
Name
Birth Date
Address
Positions Held with Trust             Principal Occupation(s) and Previous Position(s)
Date Service Began
                                      Principal Occupations: Executive Vice President and
John W. McGonigle                     Secretary of the Federated Fund Complex; Executive
Birth Date: October 26, 1938          Vice President, Secretary and Director, Federated
EXECUTIVE VICE PRESIDENT AND          Investors, Inc.
SECRETARY
Began serving: October 1988           Previous Positions: Trustee, Federated Investment
                                      Management Company and Federated Investment
                                      Counseling; Director, Federated Global Investment
                                      Management Corp., Federated Services Company and
                                      Federated Securities Corp.

                                      Principal Occupations: Principal Financial Officer
Richard J. Thomas                     and Treasurer of the Federated Fund Complex; Senior
Birth Date: June 17, 1954             Vice President, Federated Administrative Services.
TREASURER
Began serving: November 1998          Previous Positions: Vice President, Federated
                                      Administrative Services; held various management
                                      positions within Funds Financial Services Division of
                                      Federated Investors, Inc.

                                      Principal Occupations: Vice Chairman or Vice
Richard B. Fisher                     President of some of the Funds in the Federated Fund
Birth Date: May 17, 1923              Complex; Vice Chairman, Federated Investors, Inc.;
VICE PRESIDENT                        Chairman, Federated Securities Corp.
Began serving: October 1988
                                      Previous Positions: President and Director or Trustee
                                      of some of the Funds in the Federated Fund Complex;
                                      Executive Vice President, Federated Investors, Inc.
                                      and Director and Chief Executive Officer, Federated
                                      Securities Corp.

Deborah A. Cunningham                 Principal Occupations:  Deborah A. Cunningham has
Birth Date: September 15, 1959        been the Fund's Portfolio Manager since January 1994.
CHIEF INVESTMENT OFFICER              Ms. Cunningham was named Chief Investment Officer of
Began serving: May 2004               money market products in 2004. She joined Federated
                                      in 1981 and has been a Senior Portfolio Manager and a
                                      Senior Vice President of the Fund's Adviser since
                                      1997. Ms. Cunningham is a Chartered Financial Analyst
                                      and received her M.S.B.A. in Finance from Robert
                                      Morris College.

Mary Jo Ochson                        ------------------------------------------------------
Birth Date: September 12, 1953        Principal Occupations:  Ms. Ochson was named Chief
CHIEF INVESTMENT OFFICER AND VICE     Investment Officer of tax-exempt fixed income
PRESIDENT                             products in 2004 and is  a Vice President of the
Began serving: May 2004               Trust. She joined Federated in 1982 and has been a
                                      Senior Portfolio Manager and a Senior Vice President
                                      of the Fund's Adviser since 1996.  Ms. Ochson is a
                                      Chartered Financial Analyst and received her M.B.A.
                                      in Finance from the University of Pittsburgh.

                                      Susan R. Hill has been the Fund's Portfolio Manager
Susan R. Hill                         since July 1993. She is Vice President of the Trust.
Birth Date: June 20, 1963             Ms. Hill joined Federated in 1990 and has been a
VICE PRESIDENT                        Senior Portfolio Manager since 1993 and a Senior Vice
Began serving: May 2004               President of the Fund's Adviser since 2005. Ms. Hill
                                      was a Portfolio Manager and an Assistant Vice
                                      President of the Adviser from 1994 until 1997. Ms.
                                      Hill is a Chartered Financial Analyst and received an
                                      M.S. in Industrial Administration from Carnegie
                                      Mellon University.

                                      Jeff A. Kozemchak is Vice President of the Trust. Mr.
Jeff A. Kozemchak                     Kozemchak joined Federated in 1987 and has been a
Birth Date: January 15, 1960          Senior Portfolio Manager since 1996 and a Senior Vice
VICE PRESIDENT                        President of the Fund's Adviser since 1999. He was a
Began serving: May 2004               Portfolio Manager until 1996 and a Vice President of
                                      the Fund's Adviser from 1993 to 1998. Mr. Kozemchak
                                      is a Chartered Financial Analyst and received his
                                      M.S. in Industrial Administration from Carnegie
                                      Mellon University in 1987.

**    Officers do not receive any compensation from the Fund.
--------------------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                                                                             Meetings Held
Board     Committee                                                           During Last
Committee Members             Committee Functions                             Fiscal Year
Executive                     In between meetings of the full Board, the          Six
          John F. Donahue     Executive Committee generally may exercise
          John E. Murray,     all the powers of the full Board in the
          Jr., J.D., S.J.D.   management and direction of the business
                              and conduct of the affairs of the Trust in
                              such manner as the Executive Committee
                              shall deem to be in the best interests of
                              the Trust.  However, the Executive
                              Committee cannot elect or remove Board
                              members, increase or decrease the number of
                              Trustees, elect or remove any Officer,
                              declare dividends, issue shares or
                              recommend to shareholders any action
                              requiring shareholder approval.

Audit                         The purposes of the Audit Committee are to         Five
          Thomas G. Bigley    oversee the accounting and financial
          John T. Conroy,     reporting process of the Fund, the Fund`s
          Jr.                 internal control over financial reporting,
          Nicholas P.         and the quality, integrity and independent
          Constantakis        audit of the Fund`s financial statements.
          Charles F.          The Committee also oversees or assists the
          Mansfield, Jr.      Board with the oversight of compliance with
                              legal requirements relating to those
                              matters, approves the engagement and
                              reviews the qualifications, independence
                              and performance of the Fund`s independent
                              registered public accounting firm, acts as
                              a liaison between the independent
                              registered public accounting firm and the
                              Board and reviews the Fund`s internal audit
                              function.

Nominating                                                                        One
          Thomas G. Bigley    The Nominating Committee, whose members
          John T. Conroy,     consist of all Independent  Trustees,
          Jr.                 selects and nominates persons for election
          Nicholas P.         to the Fund`s Board when vacancies occur.
          Constantakis        The Committee will consider candidates
          John F. Cunningham  recommended by shareholders, Independent
          Peter E. Madden     Trustees, officers or employees of any of
          Charles F.          the Fund `s agents or service providers and
          Mansfield, Jr.      counsel to the Fund. Any shareholder who
          John E. Murray,     desires to have an individual considered
          Jr.                 for nomination by the Committee must submit
          Marjorie P. Smuts   a recommendation in writing to the
          John S. Walsh       Secretary of the Fund, at the Fund 's
                              address appearing on the back cover of this
                              Statement of Additional Information. The
                              recommendation should include the name and
                              address of both the shareholder and the
                              candidate and detailed information
                              concerning the candidate's qualifications
                              and experience. In identifying and
                              evaluating candidates for consideration,
                              the Committee shall consider such factors
                              as it deems appropriate.  Those factors
                              will ordinarily include:  integrity,
                              intelligence, collegiality, judgment,
                              diversity, skill, business and other
                              experience, qualification as an
                              "Independent Trustee" the existence of
                              material relationships which may create the
                              appearance of a lack of independence,
                              financial or accounting knowledge and
                              experience, and dedication and willingness
                              to devote the time and attention necessary
                              to fulfill Board responsibilities.

--------------------------------------------------------------------------------------

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2004
                                               Aggregate Dollar Range of Shares Owned
                                            ---------------------------------------------
                           Dollar Range of   in Federated Family of Investment Companies
Interested                  Shares Owned
Board Member Name              in Fund
John F. Donahue                 None                         Over $100,000
J. Christopher Donahue      $1 - $10,000                    Over $100,000
Lawrence D. Ellis, M.D.     $1 - $10,000                    Over $100,000

Independent
Board Member Name
Thomas G. Bigley                None                        Over $100,000
John T. Conroy, Jr.             None                        Over $100,000
Nicholas P. Constantakis        None                        Over $100,000
John F. Cunningham              None                        Over $100,000
Peter E. Madden                 None                        Over $100,000
Charles F. Mansfield, Jr.       None                     $50,001 - $100,000
John E. Murray, Jr.,            None                        Over $100,000
J.D., S.J.D.
Marjorie P. Smuts               None                        Over $100,000
John S. Walsh                   None                        Over $100,000

--------------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment  decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The  Adviser  shall not be  liable to the Trust or any Fund  shareholder for any losses that may be sustained in the purchase,  holding,  or sale of any  security or for anything  done or omitted by it,  except acts or omissions  involving willful  misfeasance,  bad faith, gross negligence, or reckless  disregard  of the duties  imposed  upon it by its  contract with the Trust.

As required by the 1940 Act,  the Fund's  Board has  reviewed the Fund's investment  advisory  contract.  The  Board's  decision  to approve  the contract  reflects the  exercise of its business  judgment on whether to
continue   the   existing   arrangements.   During  its  review  of  the
contract,  the Board considers many factors,  among the most material of which are: the Fund's  investment  objectives and long term performance;
the  Adviser's  management  philosophy,  personnel  and  processes;  the preferences  and  expectations of Fund  shareholders  and their relative sophistication;  the continuing  state of competition in the mutual fund industry;  comparable  fees in the mutual fund  industry;  the range and quality of  services  provided to the Fund and its  shareholders  by the
Federated  organization in addition to investment advisory services; and
the Fund's relationship to the Federated funds.

In assessing the Adviser's  performance  of its  obligations,  the Board also considers  whether there has occurred a circumstance  or event that would constitute a reason for it to not renew an advisory  contract.  In this regard,  the Board is mindful of the potential  disruptions  of the
Fund's  operations  and various risks,  uncertainties  and other effects that could occur as a result of a decision to  terminate or not renew an advisory  contract.  In  particular,  the  Board  recognizes  that  most shareholders  have invested in the Fund on the strength of the Adviser's industry  standing  and  reputation  and in  the  expectation  that  the
Adviser will have a continuing  role in providing  advisory  services to the Fund.

The Board also considers the compensation  and benefits  received by the
Adviser.  This includes fees received for services  provided to the Fund by other entities in the Federated  organization  and research  services received by the Adviser from  brokers that execute fund trades,  as well as  advisory  fees.  In this  regard,  the Board is aware  that  various courts have  interpreted  provisions of the 1940 Act and have  indicated
in their  decisions  that the  following  factors  may be relevant to an
Adviser's   compensation:   the  nature  and  quality  of  the  services
provided by the Adviser,  including  the  performance  of the Fund;  the
Adviser's  cost of  providing  the  services;  the  extent  to which the
Adviser may realize  "economies of scale" as the Fund grows larger;  any indirect  benefits that may accrue to the Adviser and its  affiliates as a result of the Adviser's  relationship  with the Fund;  performance and expenses of comparable  funds;  and the extent to which the  independent
Board  members  are  fully  informed  about  all  facts  bearing  on the
Adviser's  service and fee. The Fund's  Board is aware of these  factors and takes  them  into  account  in its  review  of the  Fund's  advisory contract.

The Board  considers  and  weighs  these  circumstances  in light of its substantial  accumulated  experience  in governing  the Fund and working with  Federated  on matters  relating  to the  Federated  funds,  and is assisted  in  its  deliberations  by the  advice  of  independent  legal counsel.  In this regard,  the Board requests and receives a significant amount of  information  about the Fund and the  Federated  organization.
Federated  provides much of this  information at each regular meeting of the Board,  and  furnishes  additional  reports in  connection  with the particular  meeting at which the Board's  formal  review of the advisory contracts  occurs. In between regularly  scheduled  meetings,  the Board may  receive  information  on  particular  matters  as the need  arises.
Thus,  the Board's  evaluation  of an  advisory  contract is informed by reports covering such matters as: the Adviser's  investment  philosophy, personnel,  and processes;  the Fund's short- and long-term  performance
(in  absolute  terms  as  well  as in  relationship  to  its  particular investment  program and certain  competitor or "peer group" funds),  and comments on the reasons for performance;  the Fund's expenses (including the advisory fee itself and the overall  expense  structure of the Fund, both in absolute terms and relative to similar and/or  competing  funds, with due regard for contractual or voluntary expense  limitations);  the use and  allocation  of brokerage  commissions  derived from trading the
Fund's portfolio  securities;  the nature and extent of the advisory and other services  provided to the Fund by the Adviser and its  affiliates;
compliance  and audit reports  concerning  the  Federated  funds and the
Federated companies that service them; and relevant  developments in the mutual fund  industry and how the Federated  funds and/or  Federated are responding to them.

The  Board  also  receives   financial   information   about  Federated,
including  reports on the  compensation and benefits  Federated  derives from its  relationships  with the Federated  funds.  These reports cover not only the fees under the advisory  contracts,  but also fees received
by  Federated's   subsidiaries  for  providing  other  services  to  the
Federated  funds  under  separate  contracts  (e.g.,  for serving as the
Federated funds'  administrator).  The reports also discuss any indirect benefit  Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board  bases its  decision  to approve an  advisory  contract on the totality of the circumstances  and relevant factors,  and with a view to past and future  long-term  considerations.  Not all of the  factors and considerations  identified  above are relevant to every  Federated fund, nor  does  the  Board  consider  any one of  them  to be  determinative.
Because  the  totality  of   circumstances   includes   considering  the
relationship  of each  Federated  fund,  the  Board  does  not  approach consideration  of every Federated  fund's  advisory  contract as if that were the only Federated fund.

Services Agreement
Federated  Advisory  Services  Company,  an  affiliate  of the  Adviser, provides  certain  support  services to the  Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates  of the  Adviser  may,  from  time to time,  provide  certain electronic  equipment and software to  institutional  customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING
As required by SEC rules,  the Fund,  its Adviser,  and its  Distributor have  adopted  codes of ethics.  These codes govern  securities  trading activities of investment  personnel,  Fund  Trustees,  and certain other
employees.   Although   they  do  permit   these   people  to  trade  in
securities,  including  those that the Fund could buy, as well as Shares of the Fund,  they  also  contain  significant  safeguards  designed  to protect the Fund and its shareholders  from abuses in this area, such as requirements  to obtain prior  approval  for, and to report,  particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser  authority to vote proxies on the securities  held in the Fund's  portfolio.  The Board has also  approved the Adviser's policies and procedures for voting the proxies,  which are described below.

Proxy Voting Policies
The  Adviser's  general  policy  is to cast  proxy  votes  in  favor  of proposals that the Adviser  anticipates will enhance the long-term value of the  securities  being  voted.  Generally,  this will mean voting for proposals that the Adviser  believes  will:  improve the management of a company;  increase the rights or  preferences  of the voted  securities;
and/or  increase  the chance that a premium  offer would be made for the company or for the voted securities.

The following  examples  illustrate how these general policies may apply to  proposals  submitted  by a company's  board of  directors.  However, whether the Adviser  supports or opposes a proposal  will always  depend on the  specific  circumstances  described  in the proxy  statement  and other available information.

On matters of corporate governance,  generally the Adviser will vote for
proposals  to:   require   independent   tabulation  of  proxies  and/or
confidential voting by shareholders;  reorganize in another jurisdiction
(unless  it would  reduce the rights or  preferences  of the  securities being  voted);  and repeal a  shareholder  rights  plan (also known as a
"poison  pill").  The Adviser will  generally  vote against the adoption of such a plan (unless the plan is designed to  facilitate,  rather than prevent, unsolicited offers for the company).

On  matters of  capital  structure,  generally  the  Adviser  will vote:
against  proposals  to  authorize  or issue  shares  that are  senior in priority or voting rights to the securities  being voted;  for proposals to grant  preemptive  rights to the securities  being voted; and against proposals to eliminate such preemptive rights.

On matters  relating to management  compensation,  generally the Adviser will  vote:  for  stock  incentive  plans  that  align  the  recipients'
interests  with the interests of  shareholders  without  creating  undue dilution;  and against  proposals  that would  permit the  amendment  or replacement of outstanding  stock  incentives with new stock  incentives having more favorable terms.

On matters  relating to  corporate  transactions,  the Adviser will vote proxies  relating  to proposed  mergers,  capital  reorganizations,  and similar  transactions in accordance with the general policy,  based upon its  analysis  of  the  proposed  transaction.  The  Adviser  will  vote proxies in  contested  elections of  directors  in  accordance  with the general  policy,  based upon its  analysis  of the  opposing  slates and their respective  proposed  business  strategies.  Some transactions may also involve  proposed  changes to the company's  corporate  governance, capital structure or management  compensation.  The Adviser will vote on such changes  based on its  evaluation  of the proposed  transaction  or contested election.  In these  circumstances,  the Adviser may vote in a manner  contrary to the general  practice  for  similar  proposals  made outside  the  context  of such a proposed  transaction  or change in the board.  For example,  if the Adviser  decides to vote against a proposed transaction,  it may vote for anti-takeover measures reasonably designed to prevent the  transaction,  even though the  Adviser  typically  votes against such measures in other contexts.

The Adviser generally votes against proposals  submitted by shareholders without the favorable  recommendation  of a company's board. The Adviser
believes  that  a  company's   board  should  manage  its  business  and
policies,  and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct  representation  on the board.

In  addition,  the  Adviser  will  not  vote if it  determines  that the consequences  or costs  outweigh the  potential  benefit of voting.  For example,  if a foreign market requires  shareholders  casting proxies to retain the voted shares until the meeting date  (thereby  rendering  the shares  "illiquid"  for some period of time),  the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy  Committee), to exercise  all voting  discretion  granted to the Adviser by the Board in  accordance  with the proxy  voting  policies.  The Adviser has hired
Investor  Responsibility  Research  Center (IRRC) to obtain,  vote,  and record  proxies in  accordance  with the Proxy  Committee's  directions.
The Proxy  Committee  directs IRRC by means of Proxy Voting  Guidelines, and IRRC may vote any proxy as directed in the Proxy  Voting  Guidelines without  further  direction  from the Proxy  Committee (and may make any determinations  required  to  implement  the Proxy  Voting  Guidelines).
However, if the Proxy Voting Guidelines require  case-by-case  direction for  a  proposal,  IRRC  will  provide  the  Proxy  Committee  with  all information  that it has obtained  regarding  the proposal and the Proxy
Committee will provide  specific  direction to IRRC. The Adviser's proxy voting  procedures  generally  permit the Proxy  Committee  to amend the
Proxy Voting  Guidelines,  or override the  directions  provided in such
Guidelines,   whenever   necessary  to  comply  with  the  proxy  voting
policies.

Conflicts of Interest
The Adviser has adopted  procedures to address situations where a matter on which a proxy is sought may present a potential  conflict between the interests  of the Fund (and its  shareholders)  and those of the Adviser
or   Distributor.   This  may  occur   where  a   significant   business
relationship  exists  between  the  Adviser  (or its  affiliates)  and a company  involved  with a proxy  vote.  A company  that is a  proponent, opponent,  or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business  relationship, is referred to as an "Interested Company."

The Adviser has implemented  the following  procedures in order to avoid concerns that the  conflicting  interests of the Adviser have influenced proxy  votes.  Any  employee  of  the  Adviser  who is  contacted  by an
Interested  Company  regarding  proxies to be voted by the Adviser  must refer the  Interested  Company to a member of the Proxy  Committee,  and must  inform  the  Interested  Company  that  the  Proxy  Committee  has exclusive  authority to determine  how the Adviser will vote.  Any Proxy
Committee  member  contacted by an Interested  Company must report it to
the  full  Proxy   Committee  and  provide  a  written  summary  of  the
communication.  Under no  circumstances  will the Proxy Committee or any member  of the  Proxy  Committee  make  a  commitment  to an  Interested
Company  regarding  the voting of proxies or disclose  to an  Interested
Company how the Proxy  Committee  has directed such proxies to be voted.
If the Proxy Voting  Guidelines  already provide  specific  direction on the proposal in question,  the Proxy  Committee shall not alter or amend such  directions.  If the  Proxy  Voting  Guidelines  require  the Proxy
Committee to provide further direction,  the Proxy Committee shall do so in accordance  with the proxy voting  policies,  without  regard for the interests  of the Adviser  with respect to the  Interested  Company.  If the Proxy  Committee  provides any direction as to the voting of proxies relating  to  a  proposal  affecting  an  Interested  Company,  it  must disclose to the Fund's  Board  information  regarding:  the  significant business  relationship;  any material  communication with the Interested
Company;  the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds  shares of another  investment  company  for which the
Adviser  (or an  affiliate)  acts as an  investment  adviser,  the Proxy
Committee  will vote the Fund's  proxies in the same  proportion  as the votes cast by  shareholders  who are not  clients of the  Adviser at any
shareholders'   meeting  called  by  such  investment  company,   unless
otherwise directed by the Board.

Proxy Voting Report
A report on "Form  N-PX" of how the Fund  voted any  proxies  during the
most  recent  12-month  period  ended  June  30  is  available   through
Federated's  website. Go to  FederatedInvestors.com;  select "Products;"
select  the  Fund;  then use the link to  "Prospectuses  and  Regulatory
Reports" to access the link to Form N-PX.

PORTFOLIO HOLDINGS INFORMATION
Information  concerning  the Fund's  portfolio  holdings is available in
the     "Products"     section     of     Federated's     website     at
FederatedInvestors.com.  A  complete  listing  of the  Fund's  portfolio holdings  as of the end of each  month is posted on the  website 15 days
(or the next  business  day)  after  the end of the  month  and  remains posted  until  replaced by the  information  for the  succeeding  month.
Summary  portfolio  composition  information  as of the  close  of  each month is  posted  on the  website  15 days (or the  next  business  day)
after  month-end and remains until replaced by the  information  for the succeeding  month.  The summary  portfolio  composition  information may include  percentage  breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

To access this information  from the "Products"  section of the website, click on "Portfolio  Holdings" and select the appropriate  link opposite the name of the Fund,  or select  the name of the Fund from the menus on
the  "Products"  section,   and  from  the  Fund's  page  click  on  the
"Portfolio  Holdings"  or  "Composition"  link.  A user is  required  to
register  on  the  website  the  first  time  the  user   accesses  this
information.

You  may  also  access  from  the  "Products"  section  of  the  website portfolio  information as of the end of the Funds' fiscal quarters.  The
Fund's annual and semiannual  reports,  which contain complete  listings of the Fund's portfolio  holdings as of the end of the Fund's second and fourth  fiscal  quarters,  may be accessed by selecting  the name of the
Fund,  clicking on "Prospectuses  and Regulatory  Reports" and selecting the  link  to the  appropriate  PDF.  Complete  listings  of the  Fund's portfolio  holdings as of the end of the Fund's  first and third  fiscal quarters  may be accessed by  selecting  "Portfolio  Holdings"  from the
"Products"  section and then selecting the appropriate link opposite the name of the Fund.  Fiscal  quarter  information is made available on the website  within  70 days  after  the  end of the  fiscal  quarter.  This information  is also  available  in  reports  filed  with the SEC at the
SEC's website at www.sec.gov.

The  disclosure  policy  of the  Fund  and  the  Adviser  prohibits  the
disclosure  of  portfolio  holdings   information  to  any  investor  or
intermediary  before the same  information  is made  available  to other investors.  Employees of the Adviser or its  affiliates  who have access to nonpublic  information  concerning the Fund's portfolio  holdings are prohibited  from trading  securities  on the basis of this  information.
Such  persons  must  report all  personal  securities  trades and obtain pre-clearance for all personal  securities trades other than mutual fund shares.

Firms  that  provide  administrative,  custody,  financial,  accounting, legal or other  services to the Fund may receive  nonpublic  information about Fund portfolio  holdings for purposes  relating to their services.
The  Fund  may  also   provide   portfolio   holdings   information   to
publications  that  rate,  rank  or  otherwise   categorize   investment
companies.  Traders or portfolio  managers may provide  "interest" lists to  facilitate  portfolio  trading if the list reflects only that subset of the  portfolio  for which the trader or portfolio  manager is seeking market  interest.  A list of service  providers,  publications and other third parties who may receive nonpublic  portfolio holdings  information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings  information to any third party  (other than  authorized  governmental  or  regulatory  personnel)
requires the prior  approval of the  President of the Adviser and of the
Chief  Compliance  Officer of the Fund. The President of the Adviser and
the Chief  Compliance  Officer will approve the  furnishing of nonpublic portfolio  holdings  information  to a third party only if they consider the  furnishing of such  information  to be in the best interests of the
Fund and its  shareholders.  In that  regard,  and to  address  possible conflicts  between the interests of Fund  shareholders  and those of the
Adviser  and  its  affiliates,   the  following   procedures  apply.  No
consideration  may be received by the Fund,  the Adviser,  any affiliate of  the  Adviser  or any of  their  employees  in  connection  with  the disclosure of portfolio  holdings  information.  Before  information  is furnished,  the third party must sign a written  agreement  that it will safeguard the  confidentiality of the information,  will use it only for the  purposes  for  which  it  is  furnished  and  will  not  use  it in connection  with  the  trading  of any  security.  Persons  approved  to receive  nonpublic  portfolio  holdings  information  will receive it as often as  necessary  for the  purpose  for  which it is  provided.  Such information  may be furnished as  frequently  as daily and often with no time  lag  between  the  date  of the  information  and  the  date it is furnished.  The  Board  receives  and  reviews  annually  a list  of the persons who receive  nonpublic  portfolio  holdings  information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS
When  selecting  brokers and dealers to handle the  purchase and sale of portfolio  instruments,  the Adviser  looks for prompt  execution of the order at a favorable  price.  The Adviser will  generally  use those who are recognized dealers in specific portfolio instruments,  except when a better price and execution of the order can be obtained  elsewhere.  The
Adviser makes  decisions on portfolio  transactions  and selects brokers and dealers subject to review by the Fund's Board.

Investment  decisions for the Fund are made  independently from those of other accounts managed by the Adviser.  When the Fund and one or more of those accounts invests in, or disposes of, the same security,  available investments or opportunities  for sales will be allocated among the Fund and the account(s) in a manner  believed by the Adviser to be equitable.
While  the   coordination   and   ability  to   participate   in  volume
transactions  may benefit the Fund, it is possible  that this  procedure could  adversely  impact the price paid or received  and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated  Administrative  Services  (FAS),  a subsidiary  of Federated, provides administrative  personnel and services (including certain legal and financial  reporting  services)  necessary to operate the Fund.  FAS provides  these at the  following  annual rate of the average  aggregate daily net assets of all Federated funds as specified below:

                                           Average Aggregate Daily
  Maximum Administrative Fee          Net Assets of the Federated Funds
         0.150 of 1%                       on the first $5 billion
         0.125 of 1%                        on the next $5 billion
         0.100 of 1%                       on the next $10 billion
         0.075 of 1%                      on assets over $20 billion

--------------------------------------------------------------------------------------

The  administrative  fee  received  during any  fiscal  year shall be at least  $150,000 per portfolio and $40,000 per each  additional  class of
Shares.  FAS  may  voluntarily  waive  a  portion  of its  fee  and  may reimburse the Fund for expenses.

FAS also provides  certain  accounting and  recordkeeping  services with respect  to the  Fund's  portfolio  investments  for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State  Street  Bank  and  Trust  Company,  Boston,   Massachusetts,   is
custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State  Street Bank and Trust  Company,  the Fund's  registered  transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent  registered public accounting firm for the Fund, Ernst &amp;
Young LLP,  conducts its audits in accordance  with the standards of the
Public  Company  Accounting  Oversight  Board  (United  States),   which
require  it to  plan  and  perform  its  audits  to  provide  reasonable assurance  about whether the Fund's  financial  statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

--------------------------      ------------       -------------    ---------------------
For the Year Ended July             2004               2003                 2002
31,
Advisory Fee Earned              $2,355,559         $3,184,856           $3,188,643
Advisory Fee Reduction            $573,497           $253,152             $485,183
Advisory Fee Reimbursement           --                  $                    $
12b-1 Fee:
 Class B Shares                   $303,424              --                   --
Shareholder Services Fee:
  Class A Shares                  $363,246              --                   --
  Class B Shares                     --                 --                   --
Fees are  allocated  among classes based on their pro rata share of Fund assets,  except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.
------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise  Share  performance  by using the SEC's  standard methods for calculating  performance applicable to all mutual funds. The
SEC  also  permits  this   standard   performance   information   to  be
accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring  charges, such as maximum sales  charges,  which,  if excluded,  would  increase the total return and yield.  The performance of Shares depends upon such variables as: portfolio  quality;  average portfolio  maturity;  type and value of portfolio securities;  changes in interest rates; changes or differences in the  Fund's or any  class of  Shares'  expenses;  and  various  other factors.

Share  performance  fluctuates  on a daily  basis  largely  because  net earnings and/or the value of portfolio  holdings  fluctuate daily.  Both
net  earnings   and  offering   price  per  Share  are  factors  in  the
computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total  returns are given for the  one-year,  five-year  and  ten-year or
Start of Performance periods ended July 31, 2004.

Yield and Effective  Yield are given for the 7-day period ended July 31,
2004.

                       7-Day Period   1 Year    5 Years             10 Years
   Class A Shares
    Total Return           N/A         0.19%     2.40%               3.46%
       Yield              0.43%         N/A       N/A                 N/A
  Effective Yield         0.43%         N/A       N/A                 N/A

--------------------------------------------------------------------------------------
                                                                    Start of
                                                                 Performance on
                       7-Day Period   1 Year    5 Years            12/17/1994
   Class B Shares
    Total Return           N/A        (5.49)%    1.33%                2.64%
       Yield              0.01%         N/A       N/A                  N/A
  Effective Yield         0.01%         N/A       N/A                  N/A

TOTAL RETURN
------------------------------------------------------------------------
Total return  represents  the change  (expressed as a percentage) in the value of  Shares  over a  specific  period  of time,  and  includes  the investment of income and capital gains distributions.

The average  annual  total  return for Shares is the average  compounded rate of return for a given  period that would  equate a $10,000  initial investment  to the  ending  redeemable  value  of that  investment.  The ending  redeemable value is computed by multiplying the number of Shares owned at the end of the  period  by the NAV per  Share at the end of the period.  The number of Shares owned at the end of the period is based on the number of Shares  purchased  at the  beginning  of the  period  with
$10,000,  less any applicable sales charge,  adjusted over the period by
any  additional  Shares,   assuming  the  annual   reinvestment  of  all
dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based  upon the seven  days  ending on the day of the calculation,  called the "base period." This yield is calculated by:
determining  the net change in the value of a hypothetical  account with a balance of one Share at the  beginning  of the base  period,  with the net change  excluding  capital  changes but  including  the value of any additional  Shares purchased with dividends earned from the original one
Share and all  dividends  declared  on the  original  and any  purchased
Shares;  dividing the net change in the account's  value by the value of the account at the  beginning of the base period to  determine  the base period  return;  and  multiplying  the base period return by 365/7.  The
effective   yield  is  calculated  by   compounding   the   unannualized
base-period  return by: adding one to the  base-period  return,  raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment  professionals and  broker/dealers  charge fees in connection with services  provided in conjunction  with an investment in Shares, the Share performance is lower for shareholders  paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings,  rankings,  and financial publications and/or performance comparisons of Shares to certain indices;

o     charts,  graphs  and  illustrations  using the  Fund's  returns,  or  returns in general,  that  demonstrate  investment  concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic,  financial and political  developments and their impact on the securities market,  including the portfolio  manager's views on how such developments could impact the Fund; and

o     information  about the mutual fund industry from sources such as the  Investment
  Company Institute.

The Fund may compare its  performance,  or performance  for the types of securities  in which it  invests,  to a  variety  of other  investments,
including   federally   insured  bank  products  such  as  bank  savings
accounts, certificates of deposit and Treasury bills.

The  Fund  may  quote   information  from  reliable  sources   regarding
individual  countries and regions,  world stock exchanges,  and economic and demographic statistics.

You may use  financial  publications  and/or  indices  to  obtain a more complete view of Share  performance.  When  comparing  performance,  you should  consider all relevant  factors  such as the  composition  of the index used,  prevailing  market  conditions,  portfolio  compositions of other funds, and methods used to value portfolio  securities and compute offering  price.  The financial  publications  and/or  indices which the
Fund uses in advertising may include:

Lipper, Inc.
Lipper,  Inc.  ranks  funds in various  fund  categories  based on total return,  which  assumes the  reinvestment  of all income  dividends  and capital gains distributions, if any.

iMoneyNet, Inc.
iMoneyNet,  Inc.'s  Money Fund  Report  publishes  annualized  yields of money  market funds  weekly.  iMoneyNet,  Inc.'s  Money  Market  Insight publication reports monthly and 12-month-to-date  investment results for the same money funds.

Money
Money,  a  monthly  magazine,  regularly  ranks  money  market  funds in various  categories  based on the latest available  seven-day  effective yield.

Salomon 30-Day Treasury Bill Index
Salomon  30-Day  Treasury  Bill  Index  is a  weekly  quote  of the most
representative   yields   for   selected   securities,   issued  by  the
U.S. Treasury, maturing in 30 days.

WHO IS FEDERATED INVESTORS, INC.?

Federated  and its  subsidiaries  are  dedicated to  providing  you with world-class  investment  management.  With  offices in  Pittsburgh,  New
York City and Frankfurt,  Federated is a firm with independent research, product breadth and industry standing.

Federated  seeks  to  achieve   superior  and   sustainable   investment
performance  for a broad array of global  clients  through a disciplined investment  process and an information  advantage created by proprietary fundamental  research.  Federated  is  distinctive  in  our  disciplined process that integrates  proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31,  2004,  Federated  managed 34 equity  funds  totaling approximately  $26.0  billion in assets  across  growth,  value,  equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of  December  31,  2004,  Federated  managed  31  taxable  bond funds including: high-yield, multi-sector,  mortgage-backed,  U.S. government,
U.S.  corporate  and  international,  with  assets  approximating  $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004,  Federated managed 15 municipal bond funds with approximately  $3.4  billion in assets  and 22  municipal  money  market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December  31, 2004,  Federated  managed  $110.6  billion in assets across 53 money market  funds,  including 19  government,  11 prime,  22
municipal  and  1  euro-denominated   with  assets  approximating  $43.9
billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment  Officers  responsible for oversight of the various investment  sectors  within  Federated  are:  Stephen F.  Auth,  CFA for
Global Equity;  Robert J. Ostrowski,  CFA for Taxable Fixed Income; Mary
Jo Ochson,  CFA for Tax Free Fixed  Income;  and Deborah A.  Cunningham,
CFA for Money Market Funds.

FINANCIAL INFORMATION

The  Financial  Statements  for the Fund for the fiscal  year ended July
31, 2004 are  incorporated  herein by reference to the Annual  Report to
Shareholders  of Liberty U.S.  Government  Money Market Trust dated July
31, 2004.

ADDRESSES

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

Class A Shares
Class B Shares
Class C Shares
Class F Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Ernst &amp; Young LLP
200 Clarendon Street
Boston, MA 02116-5072

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIANS
State Street Bank and Trust Company

SECURITIES LENDING AGENT
None

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst &amp; Young LLP

LEGAL COUNSEL
Reed Smith LLP; Dickstein, Shapiro Morin &amp; Oshinsky LLP

SERVICE PROVIDERS
Bloomberg; Factset; Institutional Shareholder Services, Inc.

SECURITY PRICING SERVICES
None

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc. Lipper; Morgan Stanley Capital; International, Inc.; Morningstar;
NASDAQ; Value Line; Weisenberger/Thompson Financial

OTHER
Investment Company Institute